Other financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value	$ 2,600	$ 2,575	$ 6,531
Hedging Programs For Mismatches Of Quotation Periods [Member]
IfrsStatementLineItems [Line Items]
Fair value	(3,175)	(2,357)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	209,951	209,319
Fair value	(3,175)	(2,357)
Hedging Programs For Sales Of Zinc At Fixed Price [Member]
IfrsStatementLineItems [Line Items]
Fair value	1,026	74
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	7,233	8,297
Fair value	1,026	74
Hedging Programs For Inflation Risks [Member]
IfrsStatementLineItems [Line Items]
Fair value	(451)	(292)
Hedging Programs For Inflation Risks [Member] | Brazilian Inflation Versus Brazilian Interbank Interest Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Nominal	100,000	226,880
Fair value	(451)	(292)
Hedging Of Changes In Foreign Exchange Rates [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ (2,575)	$ (2,600)